[LETTERHEAD]

October 22, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Services

RE:	IVA Fiduciary Trust (the “Trust”), on behalf of: IVA Worldwide Fund and IVA International Fund (the “Funds”) File Nos. 333-151800; 811-22211

Ladies and Gentlemen:

We hereby submit for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 3 under the 1933 Act and Amendment No. 5 under the Investment Company Act of 1940, as amended, to the Trust’s registration statement on Form N-1A (the “Amendment”).

The primary purpose of the Amendment is to conform the prospectus and statement of additional information to the requirements of amended Form N-1A.  The Amendment also makes certain clarifying and updating changes and non-material revisions to the prospectus and statement of additional information. Pursuant to Rule 485(a)(1), it is intended that the Amendment become effective on January 1, 2011. We would be pleased to provide you with any additional information you may require or with marked copies indicating changes from Post-Effective Amendment No. 2 under the 1933 Act.

If you should have any questions relating to the Amendment, please contact me at (617) 937-5524.

Sincerely,

/s/ Brian F. Link
Vice President and Managing Counsel

cc:	Michael W. Malafronte, President, IVA Fiduciary Trust
Clair E. Pagnano, Esq., K&L Gates LLP